Reserves - Schedule of Reconciliation of Share Based Payments Reserve Movements (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Movement in share based payments reservice	[1]	$ 10,934,330	$ 394,215
Total share based payments			1,049,105	$ 500,068
Share based payments – corporate advisory		23,954,518
Share based payments – technical services		8,548	14,886	56,633
Other		74,999	356,846
Total movement recongnised in Statement of Profit or Loss and Other Comprehensive Income		34,972,395	765,947
Capitalised as exploration and evaluation expenditure
Project acquisition costs partially settled by issue of options – see Note 11		17,406,388
Capital raising costs
Options issued to brokers		1,476,923	289,698
Transfer to issued capital
Performance rights exercised		(9,358,644)	(6,540)
Transfer to accumulated losses
Lapsed performance rights - employees		(17,280)
Lapsed options		(960,020)
Total transfer to accumulated losses		(977,300)
Total movement in share based payment reserve		43,519,762	1,049,105
Options / rights recognised in the statement of financial position			(283,158)	223,324
Net share based payments recognised in the statement of profit and loss (inclusive of forfeitures not relevant to key management personnel)			765,947	723,392
Share based payments classified as employee benefit expense or other expenses in profit or loss			(751,061)	(666,759)
Share based payment expense			14,886	56,633
Options issued to directors / employees [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Movement in share based payments reservice		130,648	355,650
Rights issued to directors / employees [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Movement in share based payments reservice		10,831,333	60,165
Forfeited performance rights - employees [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Movement in share based payments reservice		(27,651)	(21,600)
Options issued - corporate advisory [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Share based payments – corporate advisory		397,516
Rights issued - corporate advisory [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Share based payments – corporate advisory		23,557,002
Rights issued - technical services [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Share based payments – technical services		8,548	21,934
Rights forfeited - technical services [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Share based payments – technical services			(7,048)
Rights issued to directors / employees / contractors [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Total share based payments			82,099	252,261
Options issued to directors / employees / contractors [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Total share based payments			358,129	751,421
Options issued to brokers / consultants [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Total share based payments			646,544
Options / rights exercised [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Total share based payments			(6,540)	(30,982)
Forfeited performance rights [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Total share based payments			(28,648)	(280,290)
Lapsed options [Member]
Schedule of Reconciliation of Share Based Payments Reserve Movements [Line Items]
Total share based payments			$ (2,479)	$ (192,342)

[1]	excluding shares issued to employees as remuneration